Settlement of Convertible Note Payable	12 Months Ended
Jul. 31, 2015
Debt Disclosure [Abstract]
Settlement of Convertible Note Payable
7.	Settlement of Convertible Note Payable

On January 23, 2014, Opiant entered into a settlement of a convertible note payable in the amount of $25,000 and accrued interest of $3,707 through the issuance of 3,333 shares of common stock. This transaction resulted in a gain on the extinguishment of the debt in the amount of $20,651.